Employee Benefit Plans (Details Textual) (USD $)	3 Months Ended			12 Months Ended			24 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended					6 Months Ended	12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 20, 2009	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 25, 2011	Dec. 25, 2011 Equity Securities [Member]	Dec. 25, 2011 Debt Securities [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Dec. 25, 2011 Defined benefit plan [Member] Employees	Dec. 26, 2010 Defined benefit plan [Member]	Dec. 20, 2009 Defined benefit plan [Member]	Jun. 24, 2012 Post-Retirement Benefits Plans [Member]	Jun. 26, 2011 Post-Retirement Benefits Plans [Member]	Dec. 25, 2011 Post-Retirement Benefits Plans [Member]	Dec. 26, 2010 Post-Retirement Benefits Plans [Member]	Dec. 20, 2009 Post-Retirement Benefits Plans [Member]	Mar. 24, 2012 Pension Plan Defined Benefit HSI [Member]	Jun. 26, 2011 Pension Plan Defined Benefit HSI [Member]	Jun. 24, 2012 Pension Plan Defined Benefit HSI [Member]	Jun. 26, 2011 Pension Plan Defined Benefit HSI [Member]	Dec. 25, 2011 Pension Plan Defined Benefit HSI [Member]	Dec. 26, 2010 Pension Plan Defined Benefit HSI [Member]	Dec. 20, 2009 Pension Plan Defined Benefit HSI [Member]	Dec. 31, 2005 Pension Plan Defined Benefit HSI [Member] Employees	Dec. 25, 2010 Pension Plan Defined Benefit HSI [Member]	Dec. 25, 2011 Post Retirement Benefit Plans HSI [Member]	Dec. 26, 2010 Post Retirement Benefit Plans HSI [Member]	Dec. 20, 2009 Post Retirement Benefit Plans HSI [Member]	Dec. 31, 2005 Post Retirement Benefit Plans HSI [Member]	Dec. 25, 2011 Restricted stock units [Member]	Jun. 24, 2012 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock / vested shares [Member]	Jun. 09, 2010 Restricted stock / vested shares [Member]	Jun. 01, 2010 Restricted stock / vested shares [Member]	Mar. 15, 2010 Restricted stock / vested shares [Member]	Dec. 25, 2011 Health and Benefits Fund [Member]	Dec. 26, 2010 Health and Benefits Fund [Member]
Employee Benefit Plans (Additional Textual) [Abstract]
Historical employer contribution percentage							100.00%
Historical percentage of employee contribution for 100% matching contribution by employer							6.00%
Employer contribution percentage			50.00%
Percentage of Employee contribution for 100% matching contribution by employer			6.00%
Plan administered by company				Company also administers a 401(k) plan for certain union employees with no Company match
Number of union employees sponsors benefit plan														30															50
Recorded net periodic benefit costs	$ 100,000	$ 100,000								$ 200,000	$ 200,000	$ 400,000	$ 400,000	$ 860,000	$ 879,000	$ 800,000	$ 200,000	$ 200,000	$ 700,000	$ 500,000	$ 800,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 300,000			$ 400,000	$ 400,000	$ 400,000
Underfunded pension plan														900,000	1,300,000				5,200,000	5,100,000						2,800,000				2,500,000											4,900,000	5,700,000
Minimum age of employee on the date of retirement																			55 years												55 years
Total year of Service and Age of Employee on the date of Retirement																			75 years															75 years
Minimum year of service to be eligible for post-retirement medical, dental and life insurance																																		20 years
Target investment								65.00%	35.00%
Grant date fair value																																						$ 99.50	$ 98.00	$ 123.00
Unrecognized compensation expense																																			26,000	200,000	800,000
Weighted-average period of unrecognized compensation expense																																			5 months	1 year	10 months 24 days
Employee Benefit Plans (Textual) [Abstract]
Total Employee contributions cost				1,000,000	1,100,000	2,100,000
Percentage Increase in Assumed Health Care Cost Trend				1.00%
Service and interest cost increase				200,000
Effect of one percentage point decrease on accumulated postretirement benefit obligation				1,700,000
Percentage decrease in the assumed health care cost trend				1.00%
Service and interest cost decrease				200,000
Decrease in benefit obligation				1,300,000
Expected Company contributions, related to the pension plan				$ 800,000			$ 800,000